Taxation	12 Months Ended
Dec. 31, 2013
Taxation
16.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Home, China Property and Sou You Tian Xia are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Pendiary, Selovo, China Home (BVI), China Property (BVI), Best Scholar and Sou You Tian Xia (BVI) are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Bravo Work, China Index Academy, SouFun International, China Home (HK), China Institute of Real Estate Agents, HK Property and Sou You Tian Xia (HK) are incorporated in Hong Kong. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2013. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

United States of America

Wall Street, Best Scholar (Delaware) and Best Work are incorporated in the United States and do not conduct any substantive operations of their own. No provision for United States income tax has been made in the financial statements as Wall Street and Best Scholar had no assessable income for the three years ended December 31, 2013. In addition, as these entities were in a loss position, no withholding tax on the undistributed earnings was recognized as of December 31, 2013. In 2011, Best Work acquired a property in New York, the United States, which served as the Group’s global training facility and claimed certain business expense deductions on its Untied States tax return. As Best Work currently has no operating activities, the respective business expense deductions may be denied by the Unites States tax authority. As of December 31, 2013, US$2,537 of unrecognized tax benefits had been recognized, which was fully offset by the deferred tax assets arising from net operating losses.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. A five-year transition period is allowed for those enterprises which enjoyed a reduced EIT rate prior to year 2008 with the transitional EIT rates of 18%, 20%, 22% and 24%for years 2008, 2009, 2010 and 2011, respectively, and 25% thereafter. Thus, the applicable EIT rate for SouFun Shenzhen and SouFun Shanghai was 24%, 25% and 25% for years 2011, 2012 and 2013, respectively.

On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable statutory tax rate of 15%. In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. In addition, an entity which qualified for the HNTE status can continue to enjoy its remaining tax holiday from January 1, 2008 provided that it has obtained the HNTE certificate according to the new recognition criteria set by the New EIT Law and the relevant regulations.

The HNTE certificates for SouFun Network, SouFun Media, Beijing Zhongzhi, and Beijing JTX Technology expired on May 27, 2012. The HNTE certificates for Beijing Technology expired on June 12, 2012. The Group applied for renewal of the HNTE certificates for these subsidiaries, which will enable them to continue qualifying for the preferential tax rates in years 2012, 2013 and 2014. The approval for the renewal of the HNTE certificates for the five subsidiaries was published on the Beijing Municipal Science & Technology Commission’s website between April and October 2012 and the Group received the renewed HNTE certificates between May and November 2012. Therefore, SouFun Media and Beijing Zhongzhi were entitled to the tax holiday of 15%, 15% and 15% for years 2011, 2012 and 2013, respectively; whereas SouFun Network, Beijing Technology and Beijing JTX Technology were entitled to the tax holiday of 7.5%, 15% and 15% for years 2011, 2012 and 2013, respectively.

On March 26, 2012, Beijing Hong An and Beijing Tuo Shi obtained the certificates of “Software Enterprise” with effect from January 1, 2011. Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015. As a result of the change in tax status of the two subsidiaries, income tax expenses of US$1,631 were reversed in the year ended December 31, 2012 for the cumulative effect of applying the statutory tax rate of 25% during the year ended December 31, 2011. The reversed tax expenses consisted of current income tax expense of US$1,205 and deferred tax expense of US$426.

Dividends paid by the Company’s PRC subsidiaries out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2013, the Company had not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income before income taxes consisted of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

PRC	162,421	228,919	390,488
Non-PRC	(18,207)	(21,210)	(22,045)

	144,214	207,709	368,443

Income tax expenses comprised:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Current tax expense	14,937	31,038	54,299
Deferred tax expense	27,680	24,867	15,482

	42,617	55,905	69,781

A reconciliation between the amount of income tax expenses and the amount computed by applying the statutory tax rate to income before income taxes was as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Income before income taxes	144,214	207,709	368,443

Income tax at applicable tax rate of 25%	36,054	51,927	92,111
Effect of international tax rate differences	1,522	453	1,384
Non-deductible expenses	7,997	8,593	3,492
Effect of tax holidays or preferential tax rates	(27,582)	(33,077)	(45,902)
Effect of tax rate changes	(899)	(1,974)	(15,101)
Investment basis difference in the PRC Domestic Entities	5,207	10,046	1,537
Withholding tax	18,414	16,867	28,632
Changes in valuation allowance	879	1,085	4,283
Unrecognized tax benefits	(499)	(419)	(3,120)
Changes in interest and penalties on unrecognized tax benefits	1,524	2,404	2,465

	42,617	55,905	69,781

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2011	2012	2013
	US$	US$	US$

Balance at beginning of year	5,853	7,439	15,336
Increase relating to current year tax positions	1,789	10,074	12,358
Decrease relating to expiration of applicable statute of limitations	(489)	(2,205)	(3,510)
Foreign currency translation adjustments	286	28	572

Balance at end of year	7,439	15,336	24,756

As of December 31, 2012 and 2013, the Group had recorded US$24,379 and US$34,045 as an accrual for unrecognized tax benefits and related interest and penalties, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2012 and 2013, unrecognized tax benefits of US$14,400 and US$19,454, respectively, would impact the effective tax rate if recognized. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. The amount of unrecognized tax benefits may change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, a reliable estimate of the range of the possible change cannot be made at this time.

For the years ended December 31, 2011, 2012, and 2013, the Company recognized US$1,524, US$2,404 and US$2,465 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$9,043 and US$11,826 as of December 31, 2012, and 2013, respectively.

The Company’s PRC entities have been subject to the New EIT Law since January 1, 2008. The PRC tax authorities, US tax authorities and Hong Kong tax authorities have up to five years, three years and six years, respectively, to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2009 through 2013, the US subsidiaries’ tax years 2011 through 2013 and the Hong Kong subsidiaries’ tax years 2008 through 2013 remain open to examination by the respective taxing jurisdictions.

The aggregate amount and per share effect of tax holidays and preferential tax rates were as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

The aggregate amount	(27,582)	(33,077)	(45,902)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.36	0.43	0.59

—Diluted	0.34	0.40	0.54

The components of deferred taxes were as follows:

	As of December 31,
	2012	2013
	US$	US$

Deferred tax assets, current
Accrued expenses	2,734	3,165

Total deferred tax assets, current	2,734	3,165

Deferred tax assets, non-current
Net operating losses	3,061	7,349
Less: valuation allowance	(1,338)	(5,621)

Total deferred tax assets, non-current, net	1,723	1,728

Deferred tax liabilities, non-current
Investment basis in the PRC entities	(64,947)	(68,342)
BaoAn Acquisition—Property	—	(16,425)

Deferred tax liabilities, non-current	(64,947)	(84,767)

As of December 31, 2013, the Company had net operating losses from several of its PRC entities of US$3,977, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2013 will expire in years 2014 to 2018 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2012 and 2013, a portion of the aggregate undistributed earnings of the PRC subsidiaries that were available for distribution to non-PRC parent companies was not considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. The withholding tax rate is 10% unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Deferred tax liabilities amounting to US$35,281 and US$36,198 were provided for the outside basis of the PRC entities as of December 31, 2012 and 2013, respectively.

In September 2013, the PRC tax bureau granted SouFun Media and SouFun Network a reduced withholding tax rate of 5% on earnings to be distributed between years 2013 and 2015. Therefore, deferred tax liabilities related to the undistributed earnings of SouFun Media and SouFun Network amounting to US$15,101 were reversed during the year ended December 31, 2013.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$29,666 and US$32,144 as of December 31, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$158,317 and US$68,449 as of December 31, 2012 and 2013, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$15,832 and US$6,310 as of December 31, 2012 and 2013, respectively.